Significant Accounting Policies (Details) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,435,067	1,775,925	182,667	79,393
Warrant [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,374,667	1,731,525	124,667	38,193
Stock Option [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	60,400	44,400	58,000	41,200